LICENSED COPYRIGHTS, NET	12 Months Ended
Dec. 31, 2014
LICENSED COPYRIGHTS, NET
LICENSED COPYRIGHTS, NET

9. LICENSED COPYRIGHTS, NET

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	(As Restated)	(As Restated)	(As Restated)
	RMB	RMB	RMB
Licensed copyrights
Broadcasting rights	1,401,719	(1,039,026)	362,693
Sublicensing rights	116,505	(112,260)	4,245
	1,518,224	(1,151,286)	366,938

Less: current portion:
Broadcasting rights	857,022	(753,559)	103,463
Sublicensing rights	116,505	(112,260)	4,245
	973,527	(865,819)	107,708

Licensed copyrights — non current	544,697	(285,467)	259,230

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	US$
Licensed copyrights
Broadcasting rights	2,547,619	(1,824,450)	723,169	116,554
Sublicensing rights	143,328	(141,172)	2,156	347
	2,690,947	(1,965,622)	725,325	116,901
Less: current portion:

Broadcasting rights	1,444,883	(1,226,887)	217,996	35,135
Sublicensing rights	143,328	(141,172)	2,156	347
	1,588,211	(1,368,059)	220,152	35,482

Licensed copyrights — non current	1,102,736	(597,563)	505,173	81,419

Unamortized cost of RMB23,304 and RMB57,663 (US$9,294) of the broadcasting rights were acquired from barter transactions as of December 31, 2013 and 2014, respectively. These assets were initially recorded at their respective fair values determined at the time of exchange.

As of December 31, 2014, the broadcasting portion of licensed copyrights has weighted-average useful lives of 1.88 years. No impairment charges were recognized on licensed copyrights for any of the periods presented.

Amortization expense of RMB457,323, RMB816,397 and RMB1,216,509 (US$196,066) for the years ended December 31, 2012, 2013 and 2014, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next five years is as follows:

	RMB	US$
Within 1 year	620,611	100,024
Between 1 and 2 years	99,014	15,958
Between 2 and 3 years	5,563	897
Between 3 and 4 years	75	12
Between 4 and 5 years	62	10